OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 5,698	$ 5,703
Professional fees	698	578
Non recurring engineering	2,047	5,867
Government authorities	846	310
Other payables	1,843	1,588
Total	$ 11,132	$ 14,046